Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Liquidity and Going Concern [Abstract]
Net loss	$ (3,584,213)	$ (4,363,221)	$ (6,062,329)
Net cash used in operating activities	(3,113,576)	(4,001,687)	$ (4,962,949)
Accumulated deficit	$ (25,201,116)	$ (21,616,903)